UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22946
Guggenheim Strategy Funds Trust
 (Exact name of registrant as specified in charter)
702 King Farm Blvd, Suite 200, Rockville, MD 20850
 (Address of principal executive offices) (Zip code)
Amy J. Lee, Chief Legal Officer
702 King Farm Blvd, Suite 200 Rockville, MD 20850
 (Name and address of agent for service)
Registrant’s telephone number, including area code: (301) 296-5100
Date of fiscal year end: September 30
Date of reporting period: October 1, 2018 – December 31, 2018

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MONEY MARKET FUND† - 2.4%
Dreyfus Treasury-Prime Cash Management Institutional Shares 2.20%[1]	10,283,379	$10,283,379
Total Money Market Fund
(Cost $10,283,379)		10,283,379

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9%
Collateralized Loan Obligations - 31.7%
ALM XII Ltd.
2018-12A, 3.33% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	10,150,000	$10,069,624
West CLO Ltd.
2017-1A, 3.36% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	8,530,531	8,520,964
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.30% (3 Month USD LIBOR + 0.68%, Rate Floor: 0.00%) due 02/17/26[2,3]	8,337,709	8,334,793
Telos CLO Ltd.
2017-6A, 3.72% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	8,300,000	8,289,981
AIMCO CLO Series
2017-AA, 3.57% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 07/20/26[2,3]	7,838,526	7,837,919
MP CLO VIII Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	5,100,000	5,048,746
Flagship CLO VIII Ltd.
2018-8A, 4.24% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	5,100,000	5,029,587
TICP CLO III-2 Ltd.
2018-3R, 3.31% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[2,3]	5,100,000	5,023,982
SCOF Ltd.
2018-2A, 4.29% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/15/28[2,3]	3,000,000	2,989,903
2018-2A, 3.62% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 07/15/28[2,3]	2,000,000	1,987,782

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9% (continued)
Collateralized Loan Obligations - 31.7% (continued)
Denali Capital CLO XI Ltd.
2018-1A, 3.60% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	5,000,000	$4,967,794
Golub Capital Partners CLO Ltd.
2018-36A, 3.88% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	5,100,000	4,926,677
Octagon Investment Partners XIX Ltd.
2017-1A, 3.54% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	4,876,020	4,865,353
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 3.69% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/18/30[2,3]	4,950,000	4,814,856
ACIS CLO Ltd.
2014-3A, 4.05% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	2,736,511	2,737,946
2015-6A, 4.13% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	2,000,000	2,001,766
Shackleton VIII CLO Ltd.
2017-8A, 3.39% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	4,800,000	4,718,553

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.17% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	4,707,000	4,647,455
Cent CLO 24 Ltd.
2018-24A, 4.09% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/15/26[2,3]	4,500,000	4,445,413
Oaktree CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/20/27[2,3]	3,550,000	3,492,871

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9% (continued)
Collateralized Loan Obligations - 31.7% (continued)
Venture XII CLO Ltd.
2018-12A, 3.51% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	3,100,000	$3,088,983
Mountain Hawk II CLO Ltd.
2018-2A, 4.07% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	3,000,000	2,999,959
Palmer Square Loan Funding Ltd.
2018-4A, 3.15% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	3,000,000	2,999,516
Avery Point V CLO Ltd.
2017-5A, 3.95% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[2,3]	3,000,000	2,988,436
Marathon CLO V Ltd.
2017-5A, 4.10% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,618,482	1,599,233
2017-5A, 3.52% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,166,990	1,161,184
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.29% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,650,000	2,627,112
Garrison BSL CLO Ltd.
2018-1A, 3.32% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,550,000	2,541,164
Midocean Credit CLO V
2018-5A, 4.05% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	2,550,000	2,472,625
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.74% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,500,000	2,416,068

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9% (continued)
Collateralized Loan Obligations - 31.7% (continued)
Ares XXXIII CLO Ltd.
2016-1A, 4.10% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 12/05/25[2,3]	1,800,000	$1,798,957
VMC Finance LLC
2018-FL1, 3.28% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	1,423,887	1,422,286
Cent CLO Ltd.
2013-19A, 3.84% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	1,418,818	1,417,399
Golub Capital BDC CLO LLC
2018-1A, 3.89% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,200,000	1,167,858
BSPRT Issuer Ltd.
2017-FL2, 3.28% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 10/15/34[2,3]	1,129,341	1,127,930

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

MidOcean Credit CLO IV
2018-4A, 3.24% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	1,000,000	991,245
Venture VII CDO Ltd.
2006-7A, 2.70% (3 Month USD LIBOR + 0.23%, Rate Floor: 0.00%) due 01/20/22[2,3]	402,407	402,390
Total Collateralized Loan Obligations		137,974,310
Transport-Aircraft - 1.2%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,892,900	2,938,514
AASET US Ltd.
2018-2A, 4.45% due 11/16/38[2]	2,234,475	2,257,199
Total Transport-Aircraft		5,195,713
Total Asset-Backed Securities
(Cost $144,355,795)		143,170,023
FOREIGN GOVERNMENT DEBT†† - 22.7%
Government of Japan
due 02/25/19	JPY 1,744,000,000	15,914,648
due 01/28/19	JPY 258,000,000	2,354,049
due 02/12/19	JPY 124,000,000	1,131,482
due 03/11/19	JPY 77,100,000	703,610
State of Israel
2.25% due 05/31/19	ILS 36,400,000	9,947,735
5.00% due 01/31/20	ILS 8,100,000	2,370,848
6.00% due 02/28/19	ILS 6,240,000	1,769,971
Republic of France
due 01/30/19	EUR 3,400,000	3,897,950
due 01/16/19	EUR 2,530,000	2,899,733
due 01/23/19	EUR 2,190,000	2,510,392
due 01/04/19	EUR 1,940,000	2,222,986
Kingdom of Spain
due 01/18/19	EUR 7,100,000	8,137,559
due 02/15/19	EUR 2,820,000	3,244,276
Republic of Portugal
due 01/18/19	EUR 6,112,000	7,005,009
due 03/22/19	EUR 2,650,000	3,039,839
Federative Republic of Brazil
due 04/01/19	BRL 35,400,000	9,015,533
United Mexican States
due 01/03/19	MXN 67,000,000	3,407,490
due 03/14/19	MXN 35,200,000	1,761,881
due 01/24/19	MXN 30,230,000	1,531,195
due 05/23/19	MXN 12,410,000	611,102
due 01/17/19	MXN 8,100,000	410,635
Kingdom of Denmark
due 03/01/19	DKK 33,570,000	5,156,855
Republic of Hungary
due 02/27/19	HUF 1,302,200,000	4,649,566
Government of United Kingdom
due 02/25/19	GBP 1,960,000	2,496,075
due 02/18/19	GBP 610,000	776,945
Kingdom of Sweden
4.25% due 03/12/19	SEK 14,400,000	1,640,094
Total Foreign Government Debt
(Cost $97,405,388)		98,607,458
CORPORATE BONDS†† - 18.3%
Financial - 13.8%
Station Place Securitization Trust
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[2,3]	2,450,000	2,450,000
3.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 03/24/19[2,3]	2,000,000	2,000,000
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[3]	1,000,000	1,000,000
Morgan Stanley
3.92% (3 Month USD LIBOR + 1.38%) due 02/01/19[3]	3,300,000	3,302,647
3.41% (3 Month USD LIBOR + 0.80%) due 02/14/20[3]	700,000	700,018

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.3% (continued)
Financial - 13.8% (continued)
Citizens Bank North America/Providence RI
3.26% (3 Month USD LIBOR + 0.57%) due 05/26/20[3]	3,830,000	$3,820,615
Credit Agricole S.A.
3.74% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	3,800,000	3,819,494
Lloyds Bank plc
3.08% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	3,850,000	3,811,189
Sumitomo Mitsui Trust Bank Ltd.
3.35% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	2,740,000	2,751,160
3.24% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	550,000	550,224
3.25% (3 Month USD LIBOR + 0.51%) due 03/06/19[2,3]	500,000	500,132

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

JPMorgan Chase & Co.
3.66% (3 Month USD LIBOR + 0.84%) due 03/22/19[3]	2,595,000	2,596,065
3.42% (3 Month USD LIBOR + 0.68%) due 06/01/21[3]	1,200,000	1,192,704
HSBC Holdings plc
3.24% (3 Month USD LIBOR + 0.60%) due 05/18/21[3]	3,800,000	3,743,610
Australia & New Zealand Banking Group Ltd.
3.73% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	3,701,423
Goldman Sachs Group, Inc.
3.99% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	2,660,000	2,672,477
4.46% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,000,000	1,015,456
Capital One Financial Corp.
2.97% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,525,000	2,507,007
3.38% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,100,000	1,100,000
Citibank North America
3.28% (3 Month USD LIBOR + 0.50%) due 06/12/20[3]	3,070,000	3,061,600

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.3% (continued)
Financial - 13.8% (continued)
Bank of America Corp.
3.13% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	2,435,000	$2,424,791
AvalonBay Communities, Inc.
2.87% (3 Month USD LIBOR + 0.43%) due 01/15/21[3]	2,350,000	2,333,016
Sumitomo Mitsui Financial Group, Inc.
4.45% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	2,158,000	2,199,549
UBS Group Funding Switzerland AG
4.22% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	1,875,000	1,905,064
Santander UK plc
3.36% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	1,790,000	1,770,242
Assurant, Inc.
4.07% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,400,000	1,399,503
Citigroup, Inc.
4.18% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	750,000	755,029
Mitsubishi UFJ Financial Group, Inc.
4.62% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	617,000	632,002
Sumitomo Mitsui Banking Corp.
2.80% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	249,780
Capital One North America
3.54% (3 Month USD LIBOR + 0.77%) due 09/13/19[3]	200,000	200,214
Total Financial		60,165,011
Consumer, Non-cyclical - 3.6%
Express Scripts Holding Co.
3.46% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,825,000	3,825,050
General Mills, Inc.
2.98% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,650,000	3,593,381

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.3% (continued)
Consumer, Non-cyclical - 3.6% (continued)
CVS Health Corp.
3.40% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	1,600,000	$1,597,094
3.49% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,500,000	1,487,907
Allergan Funding SCS
4.03% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	3,000,000	3,009,113
Zimmer Biomet Holdings, Inc.
3.55% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	2,000,000	1,981,272
Total Consumer, Non-cyclical		15,493,817
Energy - 0.8%
Equities Corp.
3.17% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	2,450,000	2,386,733

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Phillips 66
3.29% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,100,000	1,087,700
Total Energy		3,474,433
Communications - 0.1%
Discovery Communications LLC
3.50% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	300,000	299,748
Industrial - 0.0%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.94% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	182,000	181,317
Total Corporate Bonds
(Cost $80,033,497)		79,614,326
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3%
Residential Mortgage Backed Securities - 15.2%
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.72% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	3,507,750	3,447,193
2008-BC4, 3.14% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	3,267,377	3,221,574
2006-NC1, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	238,357	236,431
Towd Point Mortgage Trust
2017-5, 2.92% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	3,077,341	3,060,538
2018-2, 3.25% (WAC) due 03/25/58[2,3]	2,365,703	2,330,749
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	4,875,997	4,820,942
New Residential Mortgage Loan Trust 2018-4
2018-4A, 3.26% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	4,102,599	4,081,009
Soundview Home Loan Trust
2006-OPT5, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	4,104,829	3,952,311
CSMC Series
2014-2R, 2.51% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	1,527,714	1,467,587
2014-7R, 2.46% (WAC) due 10/27/36[2,3]	1,213,923	1,209,009
2014-7R, 2.48% (WAC) due 12/27/37[2,3]	1,025,005	1,010,778
Home Equity Loan Trust
2007-FRE1, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	3,763,766	3,491,601
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	3,250,624	3,230,481
NovaStar Mortgage Funding Trust Series
2007-2, 2.71% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	3,104,276	2,986,689
CIT Mortgage Loan Trust
2007-1, 3.86% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	1,362,249	1,376,624

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3% (continued)
Residential Mortgage Backed Securities - 15.2% (continued)
2007-1, 3.96% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	1,119,369	1,125,925
Countrywide Asset-Backed Certificates
2006-6, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	2,427,459	2,385,692
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.94% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	2,100,000	2,098,746

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,4]	2,021,198	2,002,984
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,724,285	1,733,268
Encore Credit Receivables Trust
2005-4, 2.95% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[3]	1,661,731	1,655,628
Structured Asset Investment Loan Trust
2005-2, 3.24% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	802,149	800,376
2005-1, 3.23% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	788,037	789,118
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,615,670	1,560,136
Banc of America Funding Trust
2015-R2, 2.77% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,600,000	1,552,661

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3% (continued)
Residential Mortgage Backed Securities - 15.2% (continued)
Morgan Stanley Home Equity Loan Trust
2006-2, 2.79% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,426,381	$1,423,872
Alternative Loan Trust
2007-OA7, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,431,650	1,374,944
GSAMP Trust
2005-HE6, 2.95% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	1,276,479	1,276,858
HarborView Mortgage Loan Trust
2006-14, 2.62% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,207,019	1,153,057
Nationstar Home Equity Loan Trust
2007-B, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	1,058,429	1,038,874
FBR Securitization Trust
2005-2, 3.26% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	1,000,000	997,841
LSTAR Securities Investment Trust
2018-2, 3.85% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[2,3]	827,616	826,478
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	672,017	667,241
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	649,637	648,943
First Franklin Mortgage Loan Trust
2006-FF4, 2.69% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 03/25/36[3]	338,056	336,013

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3% (continued)
Residential Mortgage Backed Securities - 15.2% (continued)
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.66% (1 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 09/25/28[3]	174,285	$174,536
2016-C01, 4.46% (1 Month USD LIBOR + 1.95%, Rate Floor: 0.00%) due 08/25/28[3]	114,189	114,200

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Ellington Loan Acquisition Trust
2007-2, 3.46% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 05/25/37[2,3]	252,712	252,811
Accredited Mortgage Loan Trust
2007-1, 2.64% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[3]	120,031	119,798
New Century Home Equity Loan Trust Series
2005-C, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	67,925	67,769
Total Residential Mortgage Backed Securities		66,101,285
Mortgage Securities - 0.7%
Citigroup Commercial Mortgage Trust
2018-C6, 0.64% (WAC) due 11/10/51[3,5]	49,350,000	3,070,355
Total Mortgage Securities		3,070,355
Commercial Mortgage Backed Securities - 0.4%
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.66% (WAC) due 06/15/51[3,5]	40,239,808	1,742,190
Total Collateralized Mortgage Obligations
(Cost $70,919,181)		70,913,830
U.S. TREASURY BILLS†† - 2.1%
U.S. Treasury Bills
2.27% due 01/08/19[6]	5,000,000	4,998,127
2.24% due 01/17/19[6]	4,000,000	3,996,192
Total U.S. Treasury Bills
(Cost $8,993,806)		8,994,319
FEDERAL AGENCY DISCOUNT NOTES†† - 0.7%
Federal Home Loan Bank[7]
1.69% due 01/10/19[6]	3,000,000	2,998,350
Total Federal Agency Discount Notes
(Cost $2,998,350)		2,998,350
SENIOR FLOATING RATE INTERESTS††,3 - 0.5%
Consumer, Cyclical - 0.3%
At Home Holding III Corp.
6.03% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,193,814	1,155,015
Financial - 0.2%
iStar, Inc.
5.18% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	1,197,000	1,146,128
Total Senior Floating Rate Interests
(Cost $2,399,216)		2,301,143
COMMERCIAL PAPER†† - 3.4%
Cintas Corp. No.2
2.85% due 01/09/197[6]	4,000,000	3,997,466
American Water Capital Corp.
2.85% due 01/16/19[6]	3,500,000	3,495,844
Waste Management, Inc.
2.60% due 01/02/19[6]	3,000,000	2,999,779
McDonald’s Corp.
2.65% due 01/08/19[6]	2,500,000	2,498,639
Anthem, Inc.
2.68% due 01/02/19[2,6]	2,000,000	1,999,839
Total Commercial Paper
(Cost $14,991,567)		14,991,567
REPURCHASE AGREEMENTS††,8 - 1.1%
BNP Paribas	3,020,272	3,020,272
issued 12/28/18 at 2.76%
due 02/01/19
Deutsche Bank	1,000,000	1,000,000
issued 12/14/18 at 2.86%
due 01/28/19
issued 11/05/18 at 2.86%	680,000	680,000
due 01/28/19
issued 12/06/18 at 2.86%	260,000	260,000
due 01/28/19
Total Repurchase Agreements
(Cost $4,960,272)		4,960,272
Total Investments - 100.4%
(Cost $437,340,451)		$436,834,667
Other Assets & Liabilities, net - (0.4)%		(1,871,720)
Total Net Assets - 100.0%		$434,962,947

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

OTC Cleared Credit Default Swap Agreements Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Goldman Sachs International	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	$10,600,000	$115,771	$18,353	$134,124
Morgan Stanley Capital Services LLC	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	4,600,000	50,240	1,214	51,454
						166,011	19,567	185,578

Centrally Cleared Credit Default Swap Agreements Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	78,030,000	(438,676)	914,613	475,937

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$869,000	$(892)	$(287)	$(1,179)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,477,000	(1,692)	(285)	(1,977)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	950,000	(45,646)	(936)	(46,582)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	3,550,000	(129,992)	17,224	(112,768)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	5,100,000	(138,988)	797	(138,191)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	$21,900,000	$(331,835)	(5,575)	$(337,410)
							$33,846,000	$(649,045)	$(10,938)	$(638,107)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation/Depreciation
Goldman Sachs	7,380,000	BRL	01/02/19	$1,969,313	$1,908,308	$61,005
Citigroup	26,300,000	BRL	04/01/19	6,796,487	6,760,648	35,839
Barclays	6,614,400	ILS	02/28/19	1,812,016	1,778,763	33,253
Citigroup	1,260,000	BRL	01/02/19	335,553	325,809	9,744
Goldman Sachs	37,219,000	ILS	05/31/19	10,090,181	10,082,080	8,101
J.P. Morgan	1,960,000	GBP	02/25/19	2,512,420	2,505,352	7,068
Goldman Sachs	8,505,000	ILS	01/31/20	2,345,620	2,341,056	4,564
BofA Merrill Lynch	1,300,000	EUR	01/30/19	1,493,531	1,493,231	300
J.P. Morgan	610,000	GBP	02/19/19	779,636	779,512	124
Goldman Sachs	405,000	ILS	01/31/19	108,702	108,681	21
Barclays	790,000	EUR	02/15/19	907,975	908,597	(622)
Morgan Stanley	2,012,000	EUR	01/18/19	2,307,924	2,308,585	(661)
J.P. Morgan	1,400,000	EUR	01/18/19	1,605,129	1,606,371	(1,242)
BofA Merrill Lynch	2,010,000	EUR	01/18/19	2,302,978	2,306,291	(3,313)
BofA Merrill Lynch	11,000,000	DKK	03/01/19	1,691,085	1,696,712	(5,627)
BofA Merrill Lynch	2,190,000	EUR	01/23/19	2,508,192	2,513,948	(5,756)
Barclays	9,900,000	MXN	01/24/19	495,960	502,163	(6,203)
Goldman Sachs	77,100,000	JPY	03/11/19	698,620	707,199	(8,579)
BofA Merrill Lynch	617,710,000	HUF	02/27/19	2,207,526	2,216,124	(8,598)
Barclays	11,770,000	DKK	03/01/19	1,806,444	1,815,481	(9,037)
Goldman Sachs	2,650,000	EUR	03/22/19	3,045,653	3,056,859	(11,206)
J.P. Morgan	10,800,000	DKK	03/01/19	1,653,832	1,665,863	(12,031)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

J.P. Morgan	12,410,000	MXN	05/23/19	605,174	617,679	(12,505)
J.P. Morgan	2,530,000	EUR	01/16/19	2,888,170	2,902,424	(14,254)
J.P. Morgan	8,100,000	MXN	01/17/19	396,960	411,319	(14,359)
J.P. Morgan	2,100,000	EUR	01/30/19	2,394,514	2,412,142	(17,628)
Citigroup	2,700,000	EUR	01/18/19	3,078,710	3,098,002	(19,292)
J.P. Morgan	2,030,000	EUR	02/15/19	2,314,949	2,334,748	(19,799)
Goldman Sachs	5,090,000	EUR	01/18/19	5,816,491	5,840,306	(23,815)
J.P. Morgan	15,012,000	SEK	03/12/19	1,677,958	1,703,510	(25,552)
BofA Merrill Lynch	1,940,000	EUR	01/04/19	2,196,895	2,223,185	(26,290)
Goldman Sachs	9,100,000	BRL	04/01/19	2,311,933	2,339,236	(27,303)
J.P. Morgan	684,490,000	HUF	02/27/19	2,425,752	2,455,708	(29,956)
Goldman Sachs	124,000,000	JPY	02/12/19	1,104,643	1,134,961	(30,318)
Citigroup	20,330,000	MXN	01/24/19	996,241	1,031,208	(34,967)
Citigroup	147,000,000	JPY	02/25/19	1,308,184	1,346,754	(38,570)
J.P. Morgan	35,200,000	MXN	03/14/19	1,729,602	1,772,621	(43,019)
Morgan Stanley	258,000,000	JPY	01/28/19	2,311,000	2,358,739	(47,739)
J.P. Morgan	67,000,000	MXN	01/03/19	3,275,963	3,409,842	(133,879)
Morgan Stanley	1,597,000,000	JPY	02/25/19	14,273,266	14,631,069	(357,803)
						$(829,904)
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Net Unrealized Appreciation/Depreciation
Goldman Sachs	8,640,000	BRL	1/2/2019	$(2,212,635)	$2,234,118	$21,483

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs— See Note 3.
††	Value determined based on Level 2 inputs— See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2018.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $194,548,583 (cost $195,770,707), or 44.7% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Security is a step up bond with a 7.00% coupon rate until 07/26/21, and accrues at a 8.00% coupon rate until maturity.
5	Security is an interest-only strip.
6	Rate indicated is the effective yield at the time of purchase.
7	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
8	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA	Bank of America
BRL	Brazilian Real
CDX.NA.IG.31 Index	Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
plc	Public Limited Company
SEK	Swedish Krona
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$10,283,379	$—	$—	$10,283,379
Asset-Backed Securities	—	143,170,023	—	143,170,023
Foreign Government Debt	—	98,607,458	—	98,607,458
Corporate Bonds	—	79,614,326	—	79,614,326
Collateralized Mortgage Obligations	—	70,913,830	—	70,913,830
U.S. Treasury Bills	—	8,994,319	—	8,994,319
Federal Agency Discount Notes	—	2,998,350	—	2,998,350
Senior Floating Rate Interests	—	2,301,143	—	2,301,143
Commercial Paper	—	14,991,567	—	14,991,567
Repurchase Agreements	—	4,960,272	—	4,960,272
Credit Default Swap Agreements**	—	661,515	—	661,515
Forward Foreign Currency Exchange Contracts**	—	181,502	—	181,502
Total Assets	$10,283,379	$427,394,305	$—	$437,677,684

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$989,923	$—	$989,923
Interest Rate Swaps Agreements**	—	638,107	—	638,107
Total Liabilities	$—	$1,628,030	$—	$1,628,030

** This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price

At December 31, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			MASTR Specialized Loan Trust
2.76%			2.77%
02/01/19	$3,020,272	$3,027,678	06/25/46	$ 11,432,500	$ 10,693,961

			Morgan Stanley Capital Inc.
			3.18%
			09/25/35	1,741,000	1,558,717
				$ 13,173,500	$ 12,252,678

Deutsche Bank			Morgan Stanley Capital Inc.
2.86%			2.64%
01/28/19	1,940,000	1,949,181	01/25/37	$ 2,400,000	$ 1,388,400

			COMM Mortgage Trust
			6.64%
			02/13/32	1,332,000	1,332,932

			Great Wolf Trust
			6.68%
			09/15/34	347,000	348,180
				$ 4,079,000	$ 3,069,512

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MONEY MARKET FUND† - 2.7%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.20%[1]	10,343,048	$10,343,048
Total Money Market Fund
(Cost $10,343,048)		10,343,048

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9%
Collateralized Loan Obligations - 31.1%
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.30% (3 Month USD LIBOR + 0.68%, Rate Floor: 0.00%) due 02/17/26[2,3]	6,920,843	6,918,423
West CLO Ltd.
2017-1A, 3.36% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	5,396,866	5,390,814
Garrison BSL CLO Ltd.
2018-1A, 4.02% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	3,000,000	2,869,280
2018-1A, 3.32% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,100,000	2,092,724
Telos CLO Ltd.
2017-6A, 3.72% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	4,800,000	4,794,206
AIMCO CLO Series
2017-AA, 3.57% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 07/20/26[2,3]	4,518,680	4,518,330
SCOF Ltd.
2018-2A, 4.29% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/15/28[2,3]	2,500,000	2,491,586
2018-2A, 3.62% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 07/15/28[2,3]	2,000,000	1,987,782
Denali Capital CLO XI Ltd.
2018-1A, 3.60% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	4,250,000	4,222,625
ALM XII Ltd.
2018-12A, 3.33% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	4,200,000	4,166,741

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9% (continued)
Collateralized Loan Obligations - 31.1% (continued)
MP CLO VIII Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	4,200,000	$4,157,791
Flagship CLO VIII Ltd.
2018-8A, 4.24% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	4,200,000	4,142,013
TICP CLO III-2 Ltd.
2018-3R, 3.31% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[2,3]	4,200,000	4,137,397
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 3.69% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/18/30[2,3]	4,250,000	4,133,967
Golub Capital Partners CLO Ltd.
2018-36A, 3.88% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	4,200,000	4,057,263
Oaktree CLO Ltd.
2017-1A, 3.34% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	2,000,000	1,991,493
2017-1A, 3.82% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/20/27[2,3]	2,000,000	1,967,815
Cent CLO 24 Ltd.
2018-24A, 4.09% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/15/26[2,3]	4,000,000	3,951,478
Shackleton VIII CLO Ltd.
2017-8A, 3.39% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	3,200,000	3,145,702
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.17% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	3,075,000	3,036,100

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9% (continued)
Collateralized Loan Obligations - 31.1% (continued)
MidOcean Credit CLO IV
2018-4A, 3.24% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	3,000,000	$2,973,735
Octagon Investment Partners XIX Ltd.
2017-1A, 3.54% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	2,794,792	2,788,678
Mountain Hawk II CLO Ltd.
2018-2A, 4.07% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	2,500,000	2,499,966
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 3.34% (1 Month USD LIBOR + 0.88%, Rate Floor: 0.88%) due 09/15/34[2,3]	2,399,566	2,384,628
Marathon CLO V Ltd.
2017-5A, 3.52% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,653,236	1,645,010
2017-5A, 4.10% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	688,716	680,525
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.29% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	2,250,000	2,230,567
Figueroa CLO Ltd.
2018-2A, 4.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/20/27[2,3]	2,100,000	2,082,567
Flatiron CLO Ltd.
2017-1A, 4.10% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[2,3]	2,000,000	1,984,828
ACIS CLO Ltd.
2015-6A, 4.13% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	1,000,000	1,000,883
2014-3A, 4.05% (3 Month USD LIBOR + 1.51%, Rate Floor: 0.00%) due 02/01/26[2,3]	951,830	952,329

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9% (continued)
Collateralized Loan Obligations - 31.1% (continued)
Midocean Credit CLO V
2018-5A, 4.05% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	2,000,000	$1,939,314
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.74% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,000,000	1,932,854
Steele Creek CLO Ltd.
2018-1RA, 3.12% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 04/21/31[2,3]	1,900,000	1,900,021
Crown Point CLO III Ltd.
2017-3A, 3.35% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,000,000	995,922
2017-3A, 3.89% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	850,000	844,588
Venture XII CLO Ltd.
2018-12A, 3.51% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,800,000	1,793,603
Avery Point V CLO Ltd.
2017-5A, 3.43% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[2,3]	1,640,226	1,636,205
Golub Capital BDC CLO LLC
2018-1A, 3.89% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,400,000	1,362,501
Ares XXXIII CLO Ltd.
2016-1A, 4.10% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 12/05/25[2,3]	1,200,000	1,199,305
AIMCO CLO Series 2018-A
2018-AA, 3.00% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	1,181,250	1,180,721
VMC Finance LLC
2018-FL1, 3.28% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	1,156,908	1,155,607

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9% (continued)
Collateralized Loan Obligations - 31.1% (continued)
Monroe Capital CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[2,3]	1,000,000	$992,796
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.74% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[2,3]	1,000,000	965,697
Jackson Mill CLO Ltd.
2018-1A, 4.29% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[2,3]	1,000,000	962,191
Seneca Park CLO Limited
2017-1A, 3.57% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	878,794	876,629
Cent CLO Ltd.
2013-19A, 3.84% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	867,055	866,188
Resource Capital Corporation Ltd.
2017-CRE5, 3.26% (1 Month USD LIBOR + 0.80%) due 07/15/34[2,3]	548,030	548,204
Dryden XXV Senior Loan Fund
2017-25A, 3.79% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	479,956	470,357
Venture VII CDO Ltd.
2006-7A, 2.70% (3 Month USD LIBOR + 0.23%, Rate Floor: 0.00%) due 01/20/22[2,3]	178,848	178,840
Brentwood CLO Corp.
2006-1A, 3.36% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 02/01/22[2,3]	118,883	118,833

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 32.9% (continued)
Collateralized Loan Obligations - 31.1% (continued)
Cereberus ICQ Levered LLC
2015-1A, 4.49% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 11/06/25[2,3]	117,349	$117,367
Total Collateralized Loan Obligations		117,434,989
Transport-Aircraft - 1.2%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,410,750	2,448,762
AASET US Ltd.
2018-2A, 4.45% due 11/16/38[2]	1,986,200	2,006,399
Total Transport-Aircraft		4,455,161
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	2,250,000	2,177,098
Total Asset-Backed Securities
(Cost $125,364,118)		124,067,248
FOREIGN GOVERNMENT DEBT†† - 22.8%
Government of Japan
due 02/25/19	JPY 1,496,400,000	13,655,206
due 01/28/19	JPY 236,000,000	2,153,316
due 02/12/19	JPY 112,000,000	1,021,983
due 03/11/19	JPY 88,200,000	804,908
due 02/04/19	JPY 33,000,000	301,110
State of Israel
2.25% due 05/31/19	ILS 37,700,000	10,303,012
5.00% due 01/31/20	ILS 7,100,000	2,078,151
Kingdom of Spain
due 01/18/19	EUR 6,280,000	7,197,728
due 02/15/19	EUR 2,628,000	3,023,389
Republic of Portugal
due 01/18/19	EUR 5,450,000	6,246,286
due 03/22/19	EUR 2,320,000	2,661,293
Republic of France
due 01/04/19	EUR 2,900,000	3,323,021
due 01/30/19	EUR 2,510,000	2,877,604
due 01/16/19	EUR 2,180,000	2,498,584
Federative Republic of Brazil
due 04/01/19	BRL 31,955,000	8,138,174
United Mexican States
due 01/03/19	MXN 58,900,000	2,995,540
due 03/14/19	MXN 31,050,000	1,554,159
due 01/24/19	MXN 26,190,000	1,326,562
due 05/23/19	MXN 10,340,000	509,170
due 01/17/19	MXN 6,070,000	307,723
Government of United Kingdom
due 01/21/19	GBP 2,020,000	2,574,246
due 02/25/19	GBP 1,330,000	1,693,765
Republic of Hungary
due 02/27/19	HUF 1,156,100,000	4,127,909

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 22.8% (continued)
Kingdom of Denmark
due 03/01/19	DKK $20,220,000	$3,106,095
Kingdom of Sweden
4.25% due 03/12/19	SEK 12,600,000	1,435,082
Total Foreign Government Debt
(Cost $84,908,104)		85,914,016
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1%
Residential Mortgage Backed Securities - 17.1%
New Residential Mortgage Loan Trust
2018-4A, 3.26% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	3,646,754	3,627,563
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,737,367	2,720,405
2017-5A, 4.01% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[2,3]	1,167,978	1,188,846
Towd Point Mortgage Trust
2017-5, 2.92% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	2,588,874	2,574,738
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,967,515	1,938,444
2017-6, 2.75% (WAC) due 10/25/57[2,3]	1,755,771	1,714,931
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.72% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	2,894,287	2,844,321
2008-BC4, 3.14% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	2,082,953	2,053,754
2006-NC1, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	136,204	135,103
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	4,477,732	4,320,126
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	4,168,191	4,121,128

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 17.1% (continued)
Soundview Home Loan Trust
2006-OPT5, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,738,499	$2,636,748
2006-1, 2.81% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	1,212,374	1,206,366
CSMC Series
2014-2R, 2.51% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	1,108,825	1,065,184
2014-7R, 2.46% (WAC) due 10/27/36[2,3]	1,040,505	1,036,293
2014-7R, 2.48% (WAC) due 12/27/37[2,3]	951,791	938,580
Home Equity Loan Trust
2007-FRE1, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	3,176,663	2,946,952
NovaStar Mortgage Funding Trust Series
2007-2, 2.71% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,529,410	2,433,598
Nationstar Home Equity Loan Trust
2007-B, 2.73% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	2,149,425	2,109,714
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 3.00% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	2,000,000	1,982,835
HarborView Mortgage Loan Trust
2006-14, 2.62% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,991,581	1,902,544

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 17.1% (continued)
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Ser
2005-R10, 2.94% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,800,000	$1,798,925
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[2,3]	1,724,285	1,733,268
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,4]	1,616,958	1,602,387
CIT Mortgage Loan Trust
2007-1, 3.86% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	855,028	864,051
2007-1, 3.96% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	590,144	593,600
Countrywide Asset-Backed Certificates
2006-6, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	1,473,815	1,448,456
Banc of America Funding Trust
2015-R2, 2.77% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,350,000	1,310,058
Morgan Stanley Home Equity Loan Trust
2006-2, 2.79% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[3]	1,198,160	1,196,052
Alternative Loan Trust
2007-OA7, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,193,042	1,145,787
FBR Securitization Trust
2005-2, 3.26% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	1,000,000	997,841

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 17.1% (continued)
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 3.45% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[3]	1,000,000	$994,571
GSAMP Trust
2005-HE6, 2.95% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	917,469	917,741
Structured Asset Investment Loan Trust
2005-2, 3.24% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	467,920	466,886
2005-1, 3.23% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	446,554	447,167
Encore Credit Receivables Trust
2005-4, 2.95% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[3]	850,188	847,066
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	672,017	667,241
LSTAR Securities Investment Trust
2018-2, 3.85% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[2,3]	662,093	661,182
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	541,677	541,099
Aames Mortgage Investment Trust
2006-1, 2.83% (1 Month USD LIBOR + 0.32%, Rate Cap/Floor: 14.00%/0.16%) due 04/25/36[3]	189,277	188,664
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.66% (1 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 09/25/28[3]	95,064	95,202

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.1% (continued)
Residential Mortgage Backed Securities - 17.1% (continued)
2016-C01, 4.46% (1 Month USD LIBOR + 1.95%, Rate Floor: 0.00%) due 08/25/28[3]	75,566	$75,573
Ellington Loan Acquisition Trust
2007-2, 3.46% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 05/25/37[2,3]	144,407	144,463
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.69% (1 Month USD LIBOR + 0.18%, Rate Cap/Floor: 14.00%/0.18%) due 04/25/35[3]	106,110	105,908
Accredited Mortgage Loan Trust
2007-1, 2.64% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[3]	95,197	95,013
New Century Home Equity Loan Trust Series
2005-C, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	85,535	85,338
Total Residential Mortgage Backed Securities		64,521,712
Commercial Mortgage Backed Securities - 2.0%
Morgan Stanley Capital I Trust
2018-H3, 0.84% (WAC) due 07/15/51[3,5]	55,888,728	3,321,942
Citigroup Commercial Mortgage Trust
2018-C6, 0.64% (WAC) due 11/10/51[3]	43,650,000	2,715,724
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.66% (WAC) due 06/15/51[3,5]	33,558,105	1,452,905
Total Commercial Mortgage Backed Securities		7,490,571
Total Collateralized Mortgage Obligations
(Cost $72,168,761)		72,012,283

	Face
	Amount~	Value
CORPORATE BONDS†† - 11.7%
Financial - 6.9%
Goldman Sachs Group, Inc.
3.99% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,450,000	$1,456,801
4.46% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,250,000	1,269,320
3.55% (3 Month USD LIBOR + 0.73%) due 12/27/20[3]	300,000	298,760
Station Place Securitization Trust
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[3]	3,000,000	3,000,000
Capital One Financial Corp.
2.97% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,550,000	1,538,955
3.38% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	1,050,000	1,050,000
Mizuho Financial Group, Inc.
3.92% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	2,550,000	2,559,368
Sumitomo Mitsui Financial Group, Inc.
4.45% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	1,375,992
3.59% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,000,000	1,007,695
Australia & New Zealand Banking Group Ltd.
3.73% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,366,896
UBS Group Funding Switzerland AG
4.22% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	2,250,000	2,286,077
Citigroup, Inc.
4.18% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	2,015,000	2,028,511
Assurant, Inc.
4.07% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,150,000	1,149,591
Morgan Stanley
3.17% (3 Month USD LIBOR + 0.55%) due 02/10/21[3]	1,125,000	1,112,429

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 11.7% (continued)
Financial - 6.9% (continued)
Synchrony Financial
3.81% (3 Month USD LIBOR + 1.23%) due 02/03/20[3]	900,000	$899,319
Bank of America Corp.
3.13% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	900,000	896,227
Mitsubishi UFJ Financial Group, Inc.
4.62% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	823,000	843,011
Sumitomo Mitsui Banking Corp.
2.80% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	700,000	699,384
UBS AG
3.22% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	250,000	248,786
Total Financial		26,087,122
Consumer, Non-cyclical - 3.2%
Express Scripts Holding Co.
3.46% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	3,145,000	3,145,041
General Mills, Inc.
2.98% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,000,000	2,953,464
CVS Health Corp.
3.40% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	1,300,000	1,297,639
3.49% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,200,000	1,190,326
Allergan Funding SCS
4.03% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	1,706,000	1,711,182
Zimmer Biomet Holdings, Inc.
3.55% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,650,000	1,634,549
Total Consumer, Non-cyclical		11,932,201
Energy - 0.9%
Phillips 66
3.29% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,850,000	1,829,313

	Face
	Amount~	Value
CORPORATE BONDS†† - 11.7% (continued)
Energy - 0.9% (continued)
Equities Corp.
3.17% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	1,600,000	$1,558,683
Total Energy		3,387,996
Communications - 0.4%
Discovery Communications LLC
3.50% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	1,500,000	1,498,740
Mortgage Securities - 0.3%
Station Place Securitization Trust
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[2,3]	950,000	950,000
Industrial - 0.0%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.94% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	152,000	151,430
Total Corporate Bonds
(Cost $44,296,341)		44,007,489
SENIOR FLOATING RATE INTERESTS††,3 - 1.2%
Industrial - 0.3%
Fly Leasing Ltd.
4.60% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 02/09/23	1,131,643	1,092,975
Communications - 0.3%
Sprint Communications, Inc.
5.06% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	1,129,875	1,072,443
Consumer, Cyclical - 0.3%
At Home Holding III Corp.
6.03% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,044,588	1,010,639
Financial - 0.2%
iStar, Inc.
5.18% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	1,047,375	1,002,862

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 1.2% (continued)
Technology - 0.1%
First Data Corp.
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/26/24	540,123	$514,737
Total Senior Floating Rate Interests
(Cost $4,896,995)		4,693,656
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
2.24 due 01/17/19[6]	4,000,000	3,996,192
Total U.S. Treasury Bills
(Cost $3,996,015)		3,996,192
COMMERCIAL PAPER†† - 6.1%
Anthem, Inc.
2.68% due 01/02/19[6]	4,000,000	3,999,678
McDonald’s Corp.
2.65% due 01/08/19[6]	4,000,000	3,997,822
Cintas Corp. No.2
2.85% due 01/09/19[6]	4,000,000	3,997,467
American Water Capital Corp.
2.85% due 01/16/19[6]	3,500,000	3,495,844
Waste Management, Inc.
2.60% due 01/02/19[6]	3,000,000	2,999,779

	Face
	Amount~	Value
COMMERCIAL PAPER††6.1% (continued)
Rogers Communications, Inc.
2.85% due 01/02/19[6]	2,425,000	$2,424,808
Nasdaq, Inc.
3.05% due 02/07/19[6]	2,000,000	1,993,730
Total Commercial Paper
(Cost $22,909,128)		22,909,128
REPURCHASE AGREEMENTS††,7 - 2.0%
Barclays	2,894,079	2,894,079
issued 11/09/18 at 2.80%
(1 Month USD LIBOR + 0.30%) open maturity[3]
BNP Paribas	2,797,606	2,797,606
issued 12/28/18 at 2.76%
due 02/01/19
Deutsche Bank	1,700,000	1,700,000
issued 10/26/18 at 2.86%
due 01/28/19
Total Repurchase Agreements
(Cost $7,391,685)		7,391,685
Total Investments - 99.6%
(Cost $376,274,195)		$375,334,745
Other Assets & Liabilities, net - 0.4%		1,490,705
Total Net Assets - 100.0%		$376,825,450

OTC Cleared Credit Default Swaps††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Goldman Sachs International	OTC	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	$9,370,000	$102,337	$(16,206)	$118,543
Morgan Stanley Capital Services LLC	OTC	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	4,070,000	44,452	(1,064)	45,516
							$146,789	$(17,270)	$164,059

Centrally Cleared Credit Default Swaps††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	69,000,000	(387,911)	(808,717)	420,806

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$782,000	$(803)	$287	$(1,090)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,274,000	(1,459)	285	(1,744)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	800,000	(38,438)	836	(39,274)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	6,450,000	(175,779)	(1,019)	(174,760)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	5,000,000	(183,087)	(15,174)	(167,913)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	22,800,000	(345,472)	4,356	(349,828)
								$(745,038)	$(10,429)	$(734,609)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	6,750,000	BRL	01/02/19	$1,801,201	$1,745,404	$55,797
Citigroup	23,655,000	BRL	04/01/19	6,112,168	6,080,728	31,440
Barclays	2,020,000	GBP	01/22/19	2,603,548	2,577,798	25,750
Goldman Sachs	38,548,250	ILS	05/31/19	10,452,514	10,442,152	10,362
Citigroup	1,140,000	BRL	01/02/19	303,595	294,779	8,816
JPMorgan Chase & Co.	1,330,000	GBP	02/25/19	1,704,856	1,700,060	4,796
Goldman Sachs	7,455,000	ILS	01/31/20	2,056,024	2,052,037	3,987
BofA Merrill Lynch	870,000	EUR	01/30/19	999,517	999,316	201
Goldman Sachs	355,000	ILS	01/31/19	95,283	95,265	18
BofA Merrill Lynch	174,000	EUR	02/15/19	199,625	200,121	(496)
Barclays	703,000	EUR	02/15/19	807,983	808,536	(553)
Morgan Stanley	1,840,000	EUR	01/18/19	2,110,626	2,111,231	(605)
JPMorgan Chase & Co.	1,200,000	EUR	01/18/19	1,375,825	1,376,890	(1,065)
Barclays	875,000	EUR	01/04/19	1,001,341	1,002,725	(1,384)
BofA Merrill Lynch	1,830,000	EUR	01/18/19	2,096,741	2,099,757	(3,016)
Barclays	7,900,000	MXN	01/24/19	395,766	400,716	(4,950)
BofA Merrill Lynch	533,480,000	HUF	02/27/19	1,906,511	1,913,937	(7,426)
Goldman Sachs	33,000,000	JPY	02/04/19	293,970	301,869	(7,899)
Barclays	10,420,000	DKK	03/01/19	1,599,244	1,607,249	(8,005)
Goldman Sachs	2,320,000	EUR	03/22/19	2,666,495	2,676,194	(9,699)
Goldman Sachs	88,200,000	JPY	03/11/19	799,199	809,013	(9,814)
JPMorgan Chase & Co.	10,340,000	MXN	05/23/19	504,230	514,649	(10,419)
JPMorgan Chase & Co.	6,070,000	MXN	01/17/19	297,475	308,235	(10,760)
JPMorgan Chase & Co.	9,800,000	DKK	03/01/19	1,500,699	1,511,616	(10,917)
JPMorgan Chase & Co.	2,180,000	EUR	01/16/19	2,488,554	2,500,902	(12,348)
JPMorgan Chase & Co.	1,640,000	EUR	01/30/19	1,870,002	1,883,769	(13,767)
BofA Merrill Lynch	2,025,000	EUR	01/04/19	2,303,939	2,320,593	(16,654)
Citigroup	2,340,000	EUR	01/18/19	2,668,215	2,684,935	(16,720)
JPMorgan Chase & Co.	1,751,000	EUR	02/15/19	1,996,786	2,013,864	(17,078)
Goldman Sachs	4,520,000	EUR	01/18/19	5,164,712	5,186,285	(21,573)
JPMorgan Chase & Co.	13,135,500	SEK	03/12/19	1,467,586	1,490,572	(22,986)
Goldman Sachs	8,300,000	BRL	04/01/19	2,108,686	2,133,589	(24,903)
JPMorgan Chase & Co.	622,620,000	HUF	02/27/19	2,206,491	2,233,739	(27,248)
Goldman Sachs	112,000,000	JPY	02/12/19	997,742	1,025,126	(27,384)
Citigroup	18,290,000	MXN	01/24/19	896,274	927,733	(31,459)
Citigroup	124,400,000	JPY	02/25/19	1,107,062	1,139,703	(32,641)
JPMorgan Chase & Co.	31,050,000	MXN	03/14/19	1,525,686	1,563,633	(37,947)
Morgan Stanley	236,000,000	JPY	01/28/19	2,113,938	2,157,606	(43,668)
JPMorgan Chase & Co.	58,900,000	MXN	01/03/19	2,879,914	2,997,608	(117,694)
Morgan Stanley	1,372,000,000	JPY	02/25/19	12,262,317	12,569,710	(307,393)
						$(717,304)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Net Unrealized Appreciation
Goldman Sachs	7,890,000	BRL	01/02/19	$2,020,566	$2,040,184	$19,618

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2018.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $162,893,504 (cost $164,277,801), or 43.2% of total net assets.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

3
Variable rate security.  Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Security is a step up bond with a 7.00% coupon rate until 07/21/21, and accrues at a 8.00% coupon rate until maturity.
5	Security is an interest-only strip.
6	Rate indicated is the effective yield at the time of purchase.
7	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BRL	Brazilian Real
BofA	Bank of America
CDX.NA.IG.31 Index	Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
SEK	Swedish Krona
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$10,343,048	$—	$—	$10,343,048
Asset-Backed Securities	—	124,067,248	—	124,067,248
Foreign Government Debt	—	85,914,016	—	85,914,016
Collateralized Mortgage Obligations	—	72,012,283	—	72,012,283
Corporate Bonds	—	44,007,489	—	44,007,489
Senior Floating Rate Interests	—	4,693,656	—	4,693,656
U.S. Government Securities	—	3,996,192	—	3,996,192
Commercial Paper	—	22,909,128	—	22,909,128
Repurchase Agreements	—	7,391,685	—	7,391,685
Credit Default Swap Agreements**	—	584,865	—	584,865
Forward Foreign Currency Exchange Contracts**	—	160,785	—	160,785
Total Assets	$10,343,048	$365,737,347	$—	$376,080,395

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$734,609	$—	$734,609
Forward Foreign currency Exchange Contracts**	—	858,471	—	858,471
Total Liabilities	$—	$1,593,080	$—	$1,593,080

** This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral.
For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price

At December 31, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Deutsche Bank			Morgan Stanley Capital Inc.
2.86%			2.64%
01/28/19	$ 1,700,000	$ 1,712,686	01/25/37	$ 6,000,000	$ 3,471,000

BNP Paribas			Morgan Stanley Capital Inc.
2.76%			3.18%
02/01/19	2,797,606	2,804,465	09/25/35	3,680,000	3,294,704

Barclays			Netflix Inc.
2.80% (1 Month USD LIBOR + 0.30%)			4.88%
Open Maturity*	2,894,079	2,894,079	04/15/28	3,220,000	2,930,200

* Variable rate security.  Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
MONEY MARKET FUND† - 3.4%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.20%[1]	5,189,784	$5,189,784
Total Money Market Fund
(Cost $5,189,784)		5,189,784

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 31.7%
Collateralized Loan Obligations - 30.3%
AIMCO CLO Series
2017-AA, 3.57% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 07/20/26[2,3]	2,489,885	2,489,692
2018-AA, 3.00% (3 Month USD LIBOR + 0.55%) due 04/17/31[2,3]	1,312,500	1,311,912
Atlas Senior Loan Fund IV Ltd.
2018-2A, 3.30% (3 Month USD LIBOR + 0.68%, Rate Floor: 0.00%) due 02/17/26[2,3]	2,888,226	2,887,216
Telos CLO Ltd.
2017-6A, 3.72% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	2,700,000	2,696,741
Seneca Park CLO Limited
2017-1A, 3.57% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	2,284,865	2,279,235
SCOF Ltd.
2018-2A, 4.29% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/15/28[2,3]	1,000,000	996,634
2018-2A, 3.62% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 07/15/28[2,3]	1,000,000	993,891
Garrison BSL CLO Ltd.
2018-1A, 4.02% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,000,000	956,427
2018-1A, 3.32% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[2,3]	900,000	896,882
Flagship CLO VIII Ltd.
2018-8A, 4.24% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	1,800,000	1,775,148
TICP CLO III-2 Ltd.
2018-3R, 3.31% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[2,3]	1,800,000	1,773,170

	Face
	Amount~
ASSET-BACKED SECURITIES†† - 31.7% (continued)
Collateralized Loan Obligations - 30.3% (continued)
Venture XII CLO Ltd.
2018-12A, 3.51% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,750,000	$1,743,780
Denali Capital CLO XI Ltd.
2018-1A, 3.60% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	1,750,000	1,738,728
MP CLO VIII Ltd.
2018-2A, 3.42% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	1,750,000	1,732,413
KVK CLO Ltd.
2017-1A, 3.89% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,750,000	1,712,858
ALM XII Ltd.
2018-12A, 3.33% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[2,3]	1,700,000	1,686,538
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 3.69% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/18/30[2,3]	1,700,000	1,653,587
Golub Capital Partners CLO Ltd.
2018-36A, 3.88% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	1,700,000	1,642,226
Octagon Investment Partners XIX Ltd.
2017-1A, 3.54% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[2,3]	1,605,519	1,602,006
Cent CLO 24 Ltd.
2018-24A, 4.09% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/15/26[2,3]	1,500,000	1,481,804
Crown Point CLO III Ltd.
2017-3A, 3.89% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,100,000	1,092,997
West CLO Ltd.
2017-1A, 3.36% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[2,3]	1,044,555	1,043,383

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.7% (continued)
Collateralized Loan Obligations - 30.3% (continued)
ACIS CLO Ltd.
2015-6A, 4.13% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	1,000,000	$1,000,883
Mountain Hawk II CLO Ltd.
2018-2A, 4.07% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	1,000,000	999,986
MidOcean Credit CLO IV
2018-4A, 3.24% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	1,000,000	991,245
Oaktree CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/20/27[2,3]	1,000,000	983,907
Golub Capital BDC CLO LLC
2018-1A, 3.89% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[2,3]	1,000,000	973,215
Midocean Credit CLO V
2018-5A, 4.05% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/19/28[2,3]	1,000,000	969,657
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 3.29% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	900,000	892,227
VMC Finance LLC
2018-FL1, 3.28% (1 Month USD LIBOR + 0.82%) due 03/15/35[2,3]	889,929	888,929
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.74% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	850,000	821,463
Cent CLO Ltd.
2013-19A, 3.84% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	788,232	787,444
Marathon CLO V Ltd.
2017-5A, 3.52% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	486,246	483,827

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 31.7% (continued)
Collateralized Loan Obligations - 30.3% (continued)
Venture VII CDO Ltd.
2006-7A, 2.70% (3 Month USD LIBOR + 0.23%, Rate Floor: 0.00%) due 01/20/22[2,3]	178,848	$178,840
Dryden XXV Senior Loan Fund
2017-25A, 3.79% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	153,341	150,274
Total Collateralized Loan Obligations		46,309,165
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	1,250,000	1,209,499
Transport-Aircraft - 0.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	964,300	979,505
Total Asset-Backed Securities
(Cost $48,982,600)		48,498,169
FOREIGN GOVERNMENT DEBT†† - 21.8%
Government of Japan
due 02/25/19	JPY 664,200,000	6,061,072
due 03/11/19	JPY 44,100,000	402,454
due 02/12/19	JPY 44,000,000	401,493
State of Israel
2.25% due 05/31/19	ILS 14,600,000	3,990,026
5.00% due 01/31/20	ILS 2,700,000	790,283
Kingdom of Spain
due 01/18/19	EUR 2,260,000	2,590,265
due 02/15/19	EUR 1,147,000	1,319,569
Republic of Portugal
due 01/18/19	EUR 1,830,000	2,097,377
due 03/22/19	EUR 1,100,000	1,261,820
Federative Republic of Brazil
due 04/01/19	BRL 12,145,000	3,093,041
Republic of France
due 01/30/19	EUR 1,110,000	1,272,566
due 01/04/19	EUR 790,000	905,237
due 01/16/19	EUR 770,000	882,527

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

United Mexican States
due 01/03/19	MXN 22,300,000	1,134,135
due 03/14/19	MXN 12,600,000	630,673
due 01/24/19	MXN 12,030,000	609,337
due 01/17/19	MXN 2,020,000	102,405
due 05/23/19	MXN 2,070,000	101,933
Czech Republic Government Bond
5.00% due 04/11/19	CZK 35,000,000	1,574,519
Republic of Hungary
due 02/27/19	HUF 425,320,000	1,518,625
Kingdom of Denmark
due 03/01/19	DKK 7,690,000	1,181,299

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 21.8% (continued)
Government of United Kingdom
due 02/25/19	GBP $625,000	$795,942
Kingdom of Sweden
4.25% due 03/12/19	SEK 4,900,000	558,088
Total Foreign Government Debt
(Cost $32,885,562)		33,274,686
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.3%
Residential Mortgage Backed Securities - 18.4%
CSMC Series
2014-7R, 2.46% (WAC) due 10/27/36[2,3]	1,005,822	1,001,750
2014-7R, 2.48% (WAC) due 12/27/37[2,3]	951,791	938,580
2014-2R, 2.51% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	936,341	899,489
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	2,601,812	2,509,329
New Residential Mortgage Loan Trust
2018-4A, 3.26% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 01/25/48[2,3]	1,367,533	1,360,336
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	1,112,055	1,105,164
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.72% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	1,211,196	1,190,286
2008-BC4, 3.14% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	1,021,055	1,006,742
2006-NC1, 2.66% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 05/25/36[3]	136,204	135,103
Soundview Home Loan Trust
2006-OPT5, 2.65% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	1,249,550	1,203,122
2006-1, 2.81% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[3]	829,519	825,408

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.3% (continued)
Residential Mortgage Backed Securities - 18.4% (continued)
Towd Point Mortgage Trust
2017-5, 2.92% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	$1,074,627	$1,068,760
2018-2, 3.25% (WAC) due 03/25/58[2,3]	819,798	807,685
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	1,651,547	1,632,900
Home Equity Loan Trust
2007-FRE1, 2.70% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	1,308,144	1,213,549
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Ser 2005-R10
2.94% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,000,000	999,403
FBR Securitization Trust
2005-2, 3.26% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[3]	1,000,000	997,841
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 3.00% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	1,000,000	991,417
NovaStar Mortgage Funding Trust Series
2007-2, 2.71% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	988,770	951,316
HarborView Mortgage Loan Trust
2006-14, 2.62% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	995,791	951,272
Countrywide Asset-Backed Certificates
2006-6, 2.68% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	953,645	937,236

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.3% (continued)
Residential Mortgage Backed Securities - 18.4% (continued)
Structured Asset Investment Loan Trust
2005-2, 3.24% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[3]	$467,920	$466,886
2005-1, 3.23% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[2,3]	420,287	420,863
GSAMP Trust
2005-HE6, 2.95% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[3]	877,580	877,840
CIT Mortgage Loan Trust
2007-1, 3.86% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	652,140	659,022
2007-1, 3.96% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	190,369	191,484
Encore Credit Receivables Trust
2005-4, 2.95% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 01/25/36[3]	850,188	847,066
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,4]	808,480	801,194
LSTAR Securities Investment Trust
2018-2, 3.85% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 04/01/23[2,3]	551,744	550,985
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[2,3]	216,859	216,627
Fannie Mae Connecticut Avenue Securities
2016-C02, 4.66% (1 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 09/25/28[3]	52,813	52,890
2016-C01, 4.46% (1 Month USD LIBOR + 1.95%, Rate Floor: 0.00%) due 08/25/28[3]	36,943	36,947

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.3% (continued)
Residential Mortgage Backed Securities - 18.4% (continued)
Ellington Loan Acquisition Trust
2007-2, 3.46% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 05/25/37[2,3]	$82,049	$82,081
New Century Home Equity Loan Trust Series
2005-C, 2.76% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	70,440	70,278
Accredited Mortgage Loan Trust
2007-1, 2.64% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 14.00%/0.13%) due 02/25/37[3]	49,668	49,572
Total Residential Mortgage Backed Securities		28,050,423
Total Collateralized Mortgage Obligations
(Cost $28,045,902)		28,050,423
CORPORATE BONDS†† - 11.7%
Financial - 7.3%
Station Place Securitization Trust
3.32% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 03/24/19[2,3]	1,750,000	1,750,000
3.02% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 06/24/19[2,3]	700,000	700,000
Bank of America Corp.
3.13% (3 Month USD LIBOR + 0.66%) due 07/21/21[3]	1,295,000	1,289,571
Capital One Financial Corp.
2.97% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	1,060,000	1,052,446
3.38% (3 Month USD LIBOR + 0.76%) due 05/12/20[3]	150,000	150,000

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Goldman Sachs Group, Inc.
4.46% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	800,000	812,365
3.99% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	300,000	301,407
Sumitomo Mitsui Financial Group, Inc.
3.59% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,100,000	1,108,464
Australia & New Zealand Banking Group Ltd.
3.73% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	1,100,000	1,107,909

	Face
	Amount~	Value
CORPORATE BONDS†† - 11.7% (continued)
Financial - 7.3% (continued)
UBS AG
3.22% (3 Month USD LIBOR + 0.48%) due 12/01/20[2,3]	$1,100,000	$1,094,658
Mizuho Financial Group, Inc.
3.92% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	650,000	652,388
Assurant, Inc.
4.07% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	500,000	499,822
Mitsubishi UFJ Financial Group, Inc.
4.62% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	253,006
Sumitomo Mitsui Banking Corp.
2.80% (3 Month USD LIBOR + 0.35%) due 01/17/20[3]	250,000	249,780
Citigroup, Inc.
4.18% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	200,000	201,341
Total Financial		11,223,157
Consumer, Non-cyclical - 3.3%
Cigna Corp.
3.44% (3 Month USD LIBOR + 0.65%) due 09/17/21[2,3]	1,300,000	1,281,638
General Mills, Inc.
2.98% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	1,250,000	1,230,610
CVS Health Corp.
3.40% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	550,000	549,001
3.49% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	500,000	495,969
Allergan Funding SCS
4.03% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	750,000	752,278
Zimmer Biomet Holdings, Inc.
3.55% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	700,000	693,445
Total Consumer, Non-cyclical		5,002,941
Energy - 1.0%
Phillips 66
3.29% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	800,000	791,054
Equities Corp.
3.17% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	750,000	730,633
Total Energy		1,521,687
Communications - 0.1%
Discovery Communications LLC
3.50% (3 Month USD LIBOR + 0.71%) due 09/20/19[3]	100,000	99,916

	Face
	Amount~
CORPORATE BONDS†† - 11.7% (continued)
Industrial - 0.0%
Reynolds Group Issuer, Inc.
5.94% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	65,000	$64,756
Total Corporate Bonds
(Cost $18,045,102)		17,912,457
U.S. TREASURY BILLS†† - 3.3%
U.S. Treasury Bills
2.27% due 01/08/19[5]	4,000,000	3,998,502
2.24% due 01/17/19[5]	1,000,000	999,048
Total U.S. Treasury Bills
(Cost $4,997,237)		4,997,550
SENIOR FLOATING RATE INTERESTS††,3 - 1.4%
Industrial - 0.4%
Fly Leasing Ltd.
4.60% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 02/09/23	569,592	550,129
Technology - 0.3%
First Data Corp.
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/26/24	421,671	401,852

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Communications - 0.3%
Sprint Communications, Inc.
5.06% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	419,183	397,876
Consumer, Cyclical - 0.2%
At Home Holding III Corp.
6.03% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	397,938	385,005
Financial - 0.2%
iStar, Inc.
5.18% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	399,000	382,043
Total Senior Floating Rate Interests
(Cost $2,207,441)		2,116,905
FEDERAL AGENCY DISCOUNT NOTES†† - 1.0%
Federal Home Loan Bank[6]
1.69% due 01/10/19[5]	1,500,000	1,499,175
Total Federal Agency Discount Notes
(Cost $1,499,175)		1,499,175
COMMERCIAL PAPER†† - 5.9%
Anthem, Inc.
2.68% due 01/02/19[2,5]	1,500,000	1,499,879
Rogers Communications, Inc.
3.00% due 01/02/19[5]	1,500,000	1,499,875
McDonald’s Corp.
2.65% due 01/08/19[5]	1,500,000	1,499,183
Cintas Corp. No.2
2.85% due 01/09/19[5]	1,500,000	1,499,050
Nasdaq, Inc.
3.05% due 02/07/19[5]	1,050,000	1,046,709
Waste Management, Inc.
2.60% due 01/02/19[5]	1,000,000	999,926

	Face
	Amount~	Value
COMMERCIAL PAPER††5.9% (continued)
General Mills, Inc.
2.75% due 01/14/19[5]	$1,000,000	$999,007
Total Commercial Paper
(Cost $9,043,629)		9,043,629
REPURCHASE AGREEMENTS††,7 - 1.1%
BNP Paribas	1,036,887	1,036,887
issued 12/28/18 at 2.76%
due 02/01/19
Deutsche Bank	$650,000	$650,000
issued 12/14/18 at 2.86%
due 01/28/19
Total Repurchase Agreements
(Cost $1,686,887)		1,686,887
Total Investments – 99.6%
(Cost $152,583,319)		$152,269,665
Other Assets & Liabilities, net - 0.4%		543,407
Total Net Assets - 100.0%		$152,813,072

OTC Cleared Credit Default Swaps††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Goldman Sachs International	OTC	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	$3,540,000	$38,663	$(6,254)	$44,917
Morgan Stanley Capital Services LLC	OTC	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	1,560,000	17,038	(353)	17,391
							$55,701	$(6,607)	$62,308

Centrally Cleared Credit Default Swaps††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	At Maturity	12/20/23	$26,230,000	$(147,462)	$(307,109)	$159,647

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$289,000	$(297)	$285	$(582)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	492,000	(564)	283	(847)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	300,000	(14,414)	498	(14,912)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	950,000	(34,786)	336	(35,122)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	1,550,000	(42,241)	(8,815)	(33,427)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	4,950,000	(75,004)	1,390	(76,394)
								$(167,306)	$(6,023)	$(161,284)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Citigroup	11,745,000	BRL	04/01/19	$3,044,129	$3,019,157	$24,972
Goldman Sachs	2,870,000	BRL	01/02/19	765,844	742,120	23,724
Barclays	770,000	GBP	01/22/19	992,442	982,626	9,816
Citigroup	512,000	BRL	01/02/19	136,351	132,392	3,959
Goldman Sachs	14,928,500	ILS	05/31/19	4,047,586	4,043,911	3,675
JPMorgan Chase & Co.	625,000	GBP	02/25/19	801,154	798,900	2,254
Goldman Sachs	2,835,000	ILS	01/31/20	781,874	780,352	1,522
BofA Merrill Lynch	430,000	EUR	01/30/19	494,014	493,915	99
Goldman Sachs	135,000	ILS	01/31/19	36,234	36,227	7
Barclays	180,000	EUR	02/15/19	206,880	207,022	(142)
BofA Merrill Lynch	87,000	EUR	02/15/19	99,813	100,061	(248)
Morgan Stanley	787,000	EUR	01/18/19	902,748	903,010	(262)
JPMorgan Chase & Co.	610,000	EUR	01/18/19	699,378	699,919	(541)
Barclays	348,000	EUR	01/04/19	398,248	398,798	(550)
Goldman Sachs	400,000	BRL	04/01/19	101,623	102,823	(1,200)
BofA Merrill Lynch	780,000	EUR	01/18/19	893,693	894,979	(1,286)
JPMorgan Chase & Co.	2,070,000	MXN	05/23/19	100,943	103,029	(2,086)
Barclays	3,900,000	MXN	01/24/19	195,378	197,822	(2,444)
Barclays	3,860,000	DKK	03/01/19	592,421	595,391	(2,970)
BofA Merrill Lynch	224,620,000	HUF	02/27/19	802,731	805,857	(3,126)
JPMorgan Chase & Co.	2,020,000	MXN	01/17/19	98,995	102,576	(3,581)
JPMorgan Chase & Co.	3,830,000	DKK	03/01/19	586,498	590,764	(4,266)
JPMorgan Chase & Co.	770,000	EUR	01/16/19	879,008	883,346	(4,338)
Goldman Sachs	44,100,000	JPY	03/11/19	399,599	404,506	(4,907)
Goldman Sachs	1,100,000	EUR	03/22/19	1,263,861	1,268,885	(5,024)
JPMorgan Chase & Co.	680,000	EUR	01/30/19	775,367	781,075	(5,708)
JPMorgan Chase & Co.	5,108,250	SEK	03/12/19	571,144	579,667	(8,523)
JPMorgan Chase & Co.	880,000	EUR	02/15/19	1,003,525	1,012,108	(8,583)
Citigroup	1,210,000	EUR	01/18/19	1,379,718	1,388,364	(8,646)
JPMorgan Chase & Co.	200,700,000	HUF	02/27/19	711,263	720,040	(8,777)
Goldman Sachs	44,000,000	JPY	02/12/19	391,970	402,728	(10,758)
Goldman Sachs	2,270,000	EUR	01/18/19	2,593,812	2,604,616	(10,804)
BofA Merrill Lynch	1,225,000	EUR	01/04/19	1,392,078	1,403,816	(11,738)
Citigroup	45,200,000	JPY	02/25/19	402,244	414,104	(11,860)
Citigroup	8,130,000	MXN	01/24/19	398,398	412,382	(13,984)
JPMorgan Chase & Co.	12,600,000	MXN	03/14/19	619,119	634,518	(15,399)
Morgan Stanley	101,000,000	JPY	01/28/19	904,693	923,382	(18,689)
BofA Merrill Lynch	36,750,000	CZK	04/11/19	1,619,228	1,646,156	(26,928)
JPMorgan Chase & Co.	22,300,000	MXN	01/03/19	1,090,358	1,134,918	(44,560)
Morgan Stanley	619,000,000	JPY	02/25/19	5,532,343	5,671,028	(138,685)
						$(310,585)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Citigroup	101,000,000	JPY	01/28/19	$903,241	$923,382	$20,141
JPMorgan Chase & Co.	783,000	EUR	01/04/19	898,961	897,296	(1,665)
Goldman Sachs	1,567,000	EUR	01/18/19	1,800,215	1,797,989	(2,226)
Citigroup	770,000	GBP	01/22/19	1,005,390	982,626	(22,764)
Goldman Sachs	3,382,000	BRL	01/02/19	910,437	874,512	(35,925)
						$(42,439)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2018.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $67,733,929 (cost $68,254,996), or 44.3% of total net assets.

3
Variable rate security.  Rate indicated is the rate effective at December 31, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

4	Security is a step up bond with a 7.00% coupon rate until 07/26/21 and accrues at a 8.00% coupon rate until maturity.
5	Rate indicated is the effective yield at the time of purchase.
6	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
7	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA	Bank of America
BRL CDX.NA.IG.31 Index	Brazilian Real Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
SEK	Swedish Krona
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$5,189,784	$—	$—	$5,189,784
Asset-Backed Securities	—	48,498,169	—	48,498,169
Foreign Government Debt	—	33,274,686	—	33,274,686
Collateralized Mortgage Obligations	—	28,050,423	—	28,050,423
Corporate Bonds	—	17,912,457	—	17,912,457
U.S. Treasury Bills	—	4,997,550	—	4,997,550
Senior Floating Rate Interests	—	2,116,905	—	2,116,905
Federal Agency Discount Notes	—	1,499,175	—	1,499,175
Commercial Paper	—	9,043,629	—	9,043,629
Repurchase Agreements	—	1,686,887	—	1,686,887
Credit Default Swap Agreements**	—	221,955	—	221,955
Forward Foreign Currency Exchange Contracts**	—	90,169	—	90,169
Total Assets	$5,189,784	$147,392,005	$—	$152,581,789

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreement**	$—	$161,284	$—	$161,284
Forward Foreign Currency Exchange Contracts **	—	443,193	—	443,193
Total Liabilities	$—	$604,477	$—	$604,477

** This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral.
For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price

At December 31, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			MASTR Specialized Loan Trust
2.76%			2.77%
02/01/19	$ 1,036,887	$ 1,039,429	06/25/46	$ 6,986,500	$ 6,535,172

Deutsche Bank			COMM Mortgage Trust
2.86%			6.64%
01/28/19	650,000	652,322	02/13/32	866,000	866,606

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the funds. At December 31, 2018, the Trust consisted of three Funds.

This report covers Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the “Funds”) each a diversified investment company.

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies  are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unrealiable, such investment is fair valued by the Valuation Committee.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value isthen adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s CME price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rateindicated is the rate in effect at December 31, 2018.

Note 2 – Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives
 Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may use derivatives for the following purpose:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an off setting position to protect against broad market moves.

Swaps
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. The seller of protection, receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

 The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Guggenheim Strategy II	437,340,451	2,605,434	(3,896,231)	(1,290,797)
Guggenheim Strategy Fund III	376,274,195	2,128,455	(3,915,335)	(1,786,880)
Guggenheim Variable Insurance Strategy Fund III	152,583,319	902,799	(1,508,806)	(606,007)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Guggenheim Strategy Funds Trust
By:        /s/ Brian E. Binder
Name:   Brian E. Binder
Title:     President and Chief Executive Officer
Date:     March 1, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:        /s/ Brian E. Binder
Name:   Brian E. Binder
Title:     President and Chief Executive Officer
Date:     March 1, 2019
By:         /s/ John L. Sullivan
Name:    John L. Sullivan
Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:      March 1, 2019